SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund
SunAmerica Alternative Strategies Fund
INVESTMENT GOAL
The SunAmerica Alternative Strategies Fund (the "Fund") seeks to achieve long-term total return.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information-Sales Charge Reductions and Waivers" section on page 11 of the Fund's Prospectus and in the "Additional Information Regarding Purchase of Shares" section on page 67 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Alternative Strategies Fund		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 10 of the Prospectus for more information about CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Alternative Strategies Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses of the Fund		0.33%	0.35%	0.49%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	[1]	0.22%	0.23%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)		1.91%	2.59%	1.73%
Fee Waiver	[2]	0.22%	0.23%	0.23%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3]		(0.0002)	(0.0002)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3][4][5]	1.69%	2.38%	1.52%
[1]	The Fund invests in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management Corp. ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of its net assets.
[2]	SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary (as described in footnote 2 above) ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.
[4]	Any waivers or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver or reimbursement occurred.
[5]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown in the table above for Class C shares exceed the contractual expense limitations shown in footnote 4 for these classes because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Alternative Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,077	1,440	2,458
Class C	341	742	1,270	2,716
Class W	155	480	829	1,813

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption SunAmerica Alternative Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,077	1,440	2,458
Class C	241	742	1,270	2,716
Class W	155	480	829	1,813

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund's subadviser, Pelagos Capital Management, LLC (the "Adviser" or "Pelagos Capital®"), seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government securities and other fixed income securities.

The Fund is designed to be a complement to an existing portfolio of equity and fixed income investments by serving as a core alternative investment component within an investor's portfolio and seeks to enhance a shareholder's overall portfolio efficiency (i.e., adding more return per unit of risk). The Fund seeks to enhance a traditional portfolio by achieving broad commodity index and hedge fund index exposure, and by employing a managed futures strategy. The returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments and as such, an investment in the Fund may provide investors with a way to achieve diversification in their overall portfolio. The Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the Fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations because of the Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures. The Fund is also not designed for investors seeking current income or preservation of capital.

Commodity Exposure. The Fund seeks exposure to the commodities markets by investing in commodity-linked derivative instruments. By investing in these derivative instruments, the Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

The Fund expects to gain a significant percentage of its exposure to the commodities markets through investment in commodity-linked notes and through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Commodity-linked notes pay a return linked to the performance of commodity indexes (such as the S&P GSCI Commodity Index ("S&P GSCI")) or baskets of futures contracts with respect to all of the commodities in an index. The principal and/or interest payments of commodity-linked notes are tied to the value of a real asset or commodity index. These commodity-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The notes are debt instruments with principal payments generally linked to the value of (derived from) commodities, commodity futures contracts or the performance of commodity indexes and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes is expected to rise or fall in response to commodity index changes, and thus provide the Fund with economic exposure to movements in commodity prices. The Fund may also invest in other commodity-linked derivatives, including commodity swaps, commodity options, futures contracts and exchange-traded notes ("ETNs"). The Fund will not invest directly in commodities.

Hedge Fund Exposure. The Fund seeks exposure to hedge funds by investing in hedge fund-linked derivative instruments. The Fund's overall hedge fund exposure will be a broad-based exposure that is diversified across a spectrum of hedge fund strategies and managers.

The Fund may gain exposure to hedge funds through investments in hedge fund-linked notes and/or total return swaps and through investments in the Subsidiary. The principal and/or interest payments of hedge fund-linked notes and swaps are linked to the value of a hedge fund index (such as the HFRX Equal Weighted Strategies Index). These hedge fund-linked notes or swaps are sometimes referred to as "structured notes" or "structured swaps" because the terms of these notes or swaps may be structured by the issuer and the purchaser of the note or swap. The notes and swaps are debt instruments or contractual obligations, respectively, with principal payments generally linked to the value of hedge fund indexes, and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank's prime rate. The value of these notes and swaps is expected to rise or fall in response to hedge fund index changes, and thus provide the Fund with economic exposure to movements in hedge fund index levels. The Fund will not invest directly in hedge funds.

The Fund may also seek hedge fund exposure through a replication strategy, as described below. The Adviser, in its sole discretion, will determine how the Fund allocates its hedge fund exposure with respect to investments made in connection with the replication strategy and/or investments in structured notes and swaps. This allocation may vary from time to time depending on market conditions and other factors, and may result in the Fund obtaining hedge fund exposure solely through the replication strategy or solely through structured notes or swaps.

Hedge Fund Index Replication Strategy. The Fund will also utilize a proprietary quantitative investment process that seeks to provide returns similar to a broad-based hedge fund index over time (e.g., HFRX Equal Weighted Strategies Index, HFRI Fund Weighted Composite Index). This process attempts to achieve hedge fund index replicated returns primarily via liquid exposure vehicles such as exchange traded funds ("ETFs"), ETNs, financial futures and fixed income securities. The Fund will not invest directly in hedge funds.

Managed Futures Strategy. Managed futures involve going long or short in futures contracts and futures-related instruments. Although allocations may shift over time in response to market conditions and trends, the Fund generally intends to maintain exposure to each of the following four major asset classes within the Fund's managed futures strategy: commodities, currencies, fixed income and equity index futures. The Fund will generally invest in futures contracts and futures-related instruments including, but not limited to, equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures and options on futures (collectively, the "managed futures instruments"), either by investing directly in those managed futures instruments, or by investing through the Subsidiary.

In selecting the managed futures instruments for the Fund, the Adviser utilizes a proprietary quantitative investment process that seeks to identify trends in commodity, currency, fixed income and equity index futures. Once a trend is determined, the Fund will take either a long or short position in the given managed futures instrument by either buying or selling a futures contract. If the Fund buys a futures contract, it agrees to purchase the underlying asset on the settlement date and is said to be "long" the contract. If the Fund sells a futures contract, it agrees to sell the underlying asset on the settlement date and is said to be "short" the contract. A long position will benefit from an increase in price of the underlying managed futures instrument, while a short position will benefit from a decrease in price of the underlying instrument. The size of the Fund's position in a particular asset class, or investment sector of an asset class (e.g., crude oil, European currency, government bond futures, U.S. large-cap indices), will depend on the Adviser's confidence in the trend continuing as well as its evaluation of the overall risk to the Fund.

Investments in U.S. Government Securities. Assets not invested in managed futures instruments, commodity-linked derivatives, hedge fund-linked derivatives or in accordance with the hedge fund replication strategy will primarily be invested in U.S. Government securities, including "Treasury inflation-protected securities" or "TIPS." The Fund may also invest in other fixed income securities.

Investments in the Wholly-Owned Subsidiary. The Fund may gain exposure to the commodities markets and hedge funds by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked and hedge fund-linked derivatives including swaps, structured notes, options, futures and options on futures. The Subsidiary is managed by SunAmerica Asset Management Corp. ("SunAmerica" or the "Manager") and advised by Pelagos Capital® and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity and hedge fund exposure within the limitations of the federal tax requirements that apply to the Fund.

In addition to the use of commodity-linked and hedge fund-linked notes and derivatives and the managed futures instruments, the Fund can use derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the Fund's other portfolio investments.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund are:

Commodity Exposure Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Futures Contracts Risks. The risks associated with the Fund's use of futures contracts include: (i) although the Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous; (ii) the risk that losses caused by sudden, unanticipated market movements may be potentially unlimited; (iii) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (v) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these notes and/or swaps as compared to the index.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and advised by Pelagos Capital®, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.

Risks of Derivative Instruments. There are special risks associated with futures or other derivative instruments and hedging strategies the Fund might use. If the Adviser uses a future or other derivative instrument at the wrong time or judges market conditions incorrectly, use of a future or other derivative instrument may result in a significant loss to the Fund and reduce the Fund's return. The Fund could also experience losses if the prices of its futures or other derivative instruments were not properly correlated with its other investments.

Risks of Leverage. Managed futures instruments and some other derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps, "over-the-counter" ("OTC") options, and fixed income securities the Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Fund's income might be reduced. If the issuer fails to pay principal, the Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Interest Rate Risk. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations is generally greater for debt securities with longer maturities. The value of the Fund's currency and fixed income futures will fluctuate in varying directions and amounts based on the specific types of futures held by the Fund. The Fund's share price can go up or down when interest rates change because of the effect of the change in the value of the Fund's portfolio of fixed income securities and currency and fixed income futures.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Foreign Exposure Risk. Investments that provide exposure to foreign countries, whether directly or indirectly, through a futures contract (e.g., foreign currency futures, foreign equity index futures) or other instrument (e.g., commodity or hedge-fund linked notes issued by foreign banks or indexed to indices with foreign exposure), are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Currency Risk. The Fund will be exposed to currency risk through the currency futures in which it invests. Currency risk is the risk that changes in currency exchange rates will negatively affect securities or instruments denominated in, and/or payments received in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in securities or instruments denominated in a foreign currency or may widen existing losses.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the Fund engages. As a result, events affecting issuers in the financial services sector may cause the Fund's share value to fluctuate and may impact a company's creditworthiness or ability to perform under its agreement with the Fund, as described in more detail under "Credit Risk" and "Counterparty Risk."

Regulatory Risk. On February 9, 2012, the CFTC adopted amendments to its rules effective January 1, 2013. Based on the Fund's and its Subsidiary's current investment strategies, the Fund and the Subsidiary are each deemed a "commodity pool" and SunAmerica is considered a commodity pool operator ("CPO") with respect to the Fund and the Subsidiary under the Commodity Exchange Act. In addition, Pelagos Capital, as subadviser to the Fund and the Subsidiary, is considered a commodity trading adviser ("CTA") with respect to the Fund and the Subsidiary. SunAmerica is currently registered with the National Futures Association as a CPO and Pelagos Capital is registered as a CTA, and each will act as such with respect to the operation of the Fund and the Subsidiary. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase Fund expenses. In addition, until SEC regulations relating to investment companies and CFTC regulations relating to commodity pools are harmonized, the nature and extent to which CFTC regulations may affect the Fund is uncertain. The CFTC or the SEC could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies. The Fund, SunAmerica and Pelagos Capital are continuing to analyze the effect of these rules changes on the Fund and the Subsidiary.

Investors should note that the ability of the Adviser to successfully implement the Fund's strategies, including the quantitative investment process used by the Adviser to provide commodity and hedge fund exposure and the proprietary strategies used in connection with the managed futures strategy and hedge fund index replication strategy, will influence the performance of the Fund significantly.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing the Fund's performance for the calendar year and compares the Fund's average annual returns, to those of the S&P 500 Index, a broad measure of market performance, as well as to those of the Alternative Strategies Blended Benchmark Index. The Alternative Strategies Blended Benchmark Index is comprised of an approximate 33% weighting in each of S&P GSCI Light Energy Total Return Index, Hedge Fund Research Equal Weighted Strategies Index and S&P Diversified Trends Indicator, as calculated by SunAmerica. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 x6003.

SUNAMERICA ALTERNATIVE STRATEGIES FUND (CLASS A)

During the four-year period shown in the Bar Chart, the highest return for a quarter was 13.32% (quarter ended 9/30/11) and the lowest return for a quarter was -10.42% (quarter ended 3/31/12).
Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns SunAmerica Alternative Strategies Fund		Average Annual Returns 1 Year	Since Inception	Inception Date
Class C		(17.07%)	(2.64%)	Nov. 04, 2008
Class W		(15.48%)	(1.81%)	Nov. 04, 2008
Class A		(20.39%)	(3.37%)	Nov. 04, 2008
After Taxes on Distributions Class A		(20.39%)	(3.81%)
After Taxes on Distributions and Sales Class A	[1]	(13.26%)	(2.97%)
S&P 500 Index		16.00%	12.31%	Nov. 04, 2008
Alternative Strategies Blended Benchmark Index		(2.23%)	(0.66%)	Nov. 04, 2008
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.